Goldman Sachs Short-Term Conservative Income Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	92 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Short-Term Government/Corporate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.46%	3.12%	2.75%
ICE BofA 3-6 Month U.S. Treasury Bill Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.30%	3.21%	2.70%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.11%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.82%	3.47%	3.03%
Performance Inception Date	Apr. 20, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.91%	2.08%	1.83%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.83%	2.06%	1.80%